================================================================================

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

 Report for the Calendar Year or Quarter Ended: June 30, 1999.
                                               --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:    Strome Investment Management, L.P.
          ---------------------------------------------
 Address: 100 Wilshire Blvd., 15th Floor
          ---------------------------------------------
          Santa Monica, California 90401
          ---------------------------------------------

 Form 13F File Number:  28-4392
                       -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Jeffrey S. Lambert
          ---------------------------------------------
 Title:   Chief Financial Officer
          ---------------------------------------------
 Phone:   (310) 917-6600
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Jeffrey S. Lambert   Santa Monica, California         8/12/99
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-4168                      Mark Strome
     ------------------           ------------------------
     [Repeat as necessary.]

================================================================================

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

 Report for the Calendar Year or Quarter Ended: June 30, 1999.
                                               --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:    Mark E. Strome
          ---------------------------------------------
 Address: 100 Wilshire Blvd., 15th Floor
          ---------------------------------------------
          Santa Monica, California 90401
          ---------------------------------------------

 Form 13F File Number:  28-4168
                       -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Jeffrey S. Lambert
          ---------------------------------------------
 Title:   Chief Financial Officer
          ---------------------------------------------
 Phone:   (310) 917-6600
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Jeffrey S. Lambert   Santa Monica, California        8/12/99
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-4392                      Strome Investment Management, L.P.
     ------------------           ----------------------------------
     [Repeat as necessary.]

REAL ESTATE INVESTMENT TRUSTS
STROME SUSSKIND FIRM
07/26/99 11:03 AM STEVE                                        13F
PAGE:   1
G:JEFF13F /CONSOLIDATED                                      06/30/99

                                                                           INVESTMENT DISCRETION             VOTING AUTHORITY
                                                                       ------------------------------     -----------------------
SECURITY                       CUSIP       MARKET VALUE    QUANTITY    SOLE      SHARE     OTHER MGRS     SOLE     SHARE     NONE
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT  TRUSTS
CHASTAIN CAP CORP              161697107    3,312,500        500,000           500,000                           500,000
CRIIMI MAE INC                 226603108       90,000         40,000            40,000                            40,000
IMPERIAL CR COML MTG INVT CO   45272T102   12,775,559      1,181,500         1,181,500                         1,181,500
MORTGAGE INVESTMENT CORP
WILSHIRE REAL ESTATE INVT TR   971892104    2,712,500        700,000           700,000                           700,000

                                           ----------
                                           18,890,559
COMMON STOCK
ALLIANCE SEMICONDUCTOR CORP    01877H100    1,142,870        115,000           115,000                           115,000
AMERICA ONLINE INC             02364J104    4,400,000         40,000            40,000                            40,000
APPLIED MATLS INC              038222105    7,387,500        100,000           100,000                           100,000
AT HOME CORP                   045919107    3,236,280         60,000            60,000                            60,000
AVAX TECHNOLOGIES INC          053495305       80,871         20,870            20,870                            20,870
COM PAR $0.004
BANK PLUS CORP                 064446107    4,649,375        865,000           865,000                           865,000
CL A NEW
CONCURRENT COMPUTER CORP NEW   206710204      126,260         20,000            20,000                            20,000
COVAD COMMUNICATIONS GROUP I   222814204      266,565          5,000             5,000                             5,000
CRESCENT OPER INC              22575M100    1,192,275        175,000           175,000                           175,000
DBS INDS INC                   233041300      140,650         50,000            50,000                            50,000
COM PAR $0.0004
DONALDSON LUFKIN&JENRETT NEW   257661504      678,500         23,000            23,000                            23,000
E-LOAN INC                     26861P107      347,067          9,000             9,000                             9,000
EPITOPE INC                    294261102    1,804,271        307,110           307,110                           307,110
FIRST SIERRA FINL INC          335944104      375,000         15,000            15,000                            15,000
GREY WOLF INC                  397888108    9,549,205      4,020,718         4,020,718                         4,020,718
HOLLYWOOD PK INC NEW           436255103    3,485,000        205,000           205,000                           205,000
PAIRED CTF
INTEL CORP                     458140100     5,057,500        85,000            85,000                            85,000
INTERNATIONAL COMFORT PRODS    458978103       182,000        16,000            16,000                            16,000
ORD
KEY ENERGY SVCS INC            492914106     9,721,289     2,728,400         2,728,400                         2,728,400
LONG BEACH FINL CORP           542446109    18,066,240     1,230,000         1,230,000                         1,230,000
MICRON TECHNOLOGY INC          595112103     1,012,500        25,000            25,000                            25,000
NFRONT INC                     65334N109       303,760        20,000            20,000                            20,000
NOVELL INC                     670006105       424,000        16,000            16,000                            16,000
PENNCORP FINL GROUP INC        708094107       789,550     1,579,100         1,579,100                         1,579,100
PHILIP MORRIS COS INC          718154107       200,940         5,000             5,000                             5,000
PLAINS RES INC                 726540503    15,200,000       800,000           800,000                           800,000
COM PAR $0.10
PULSEPOINT COMMUNICATIONS      745913103       752,094       126,000           126,000                           126,000
RISCORP INC                    767597107       148,500        90,000            90,000                            90,000

STROME SUSSKIND FIRM
07/26/99 11:03 AM STEVE                                        13F
PAGE:   2
G:JEFF13F /CONSOLIDATED                                      06/30/99

                                                                           INVESTMENT DISCRETION             VOTING AUTHORITY
                                                                       ------------------------------     -----------------------
SECURITY                       CUSIP       MARKET VALUE    QUANTITY    SOLE      SHARE     OTHER MGRS     SOLE     SHARE     NONE
---------------------------------------------------------------------------------------------------------------------------------
SAVOIR TECHNOLOGY GROUP INC    80533W107      1,422,684     151,753            151,753                           151,753
STAR TELECOMMUNICATIONS INC    854923109        117,195      15,000             15,000                            15,000
TALISMAN ENERGY INC            87425E103        943,252      35,510             35,510                            35,510
TELESPECTRUM WORLDWIDE INC     87951U109        100,750      13,000             13,000                            13,000
THRUSTMASTER INC               886027101      2,014,176      83,924             83,924                            83,924
TUT SYS INC                    901103101        220,221       4,500              4,500                             4,500
WILLIAMS COS INC               969457100        383,067       9,000              9,000                             9,000
CHECK POINT SOFTWARE TECH LT   M22465104        214,500       4,000              4,000                             4,000
ORD
                                             ----------
                                             96,135,908

ARBITRAGE
MICRION CORP                   59479P102        168,750      15,000             15,000                            15,000

                                             ----------
                                                168,750

MUTUAL FUNDS EQUITY
BAKER FENTRESS & CO            057213100      1,774,600      93,400             93,400                            93,400
CLEMENTE GLOBAL GRWTH FD INC   185569100      1,818,675     123,300            123,300                           123,300
EMERGING MKTS INFRAST FD INC   290921105        243,069      26,100             26,100                            26,100
FIDELITY ADVR EMERG ASIA FD    315803106        369,180      25,200             25,200                            25,200
FRANCE GROWTH FD INC           35177K108        842,875      61,300             61,300                            61,300
JOHN HANCOCK BK&THRIFT OPTY    409735107        326,800      34,400             34,400                            34,400
SH BEN INT
KEMPER HIGH INCOME TRUST       48841G106        362,100      40,800             40,800                            40,800
SH BEN INT
LATIN AMER INVT FD INC         518279104        123,750      11,000             11,000                            11,000
NEW SOUTH AFRICA FD INC        64880R101          9,779      97,791             97,791                            97,791
PREFERRED INCOME MGMT FD INC   74037Q104        175,950      15,300             15,300                            15,300
SPAIN FUND INC                 846330108        177,000      11,800             11,800                            11,800
THERMO OPPORTUNITY FD INC      883580102         88,800      11,100             11,100                            11,100

                                             ----------
                                              6,312,578

PRIVATE PLACEMENTS
NOMAS CORP NEV - UNITS         99NMASU          127,028      46,192             46,192                            46,192
(1 COMMON + 1 PFD A + NOTES)
SAVOIR TECHNOLGY - RSTD        99SVTGPRR        862,378      91,987             91,987                            91,987

                                             ----------
                                                989,406

PRIVATE PLACEMENTS-CANADA DOLLAR
EQUITY CALL OPTIONS

STROME SUSSKIND FIRM
07/26/99 11:03 AM STEVE                                        13F
PAGE:   3
G:JEFF13F /CONSOLIDATED                                      06/30/99


                                                                           INVESTMENT DISCRETION             VOTING AUTHORITY
                                                                       ------------------------------     -----------------------
SECURITY                       CUSIP       MARKET VALUE    QUANTITY    SOLE      SHARE     OTHER MGRS     SOLE     SHARE     NONE
---------------------------------------------------------------------------------------------------------------------------------
CALL EPITOPE INC           2942619GA             37,480         400                400                               400
   5.000000 07/17/99
CALL EPITOPE INC           2942619GB              8,500         340                340                               340
  10.000000 07/17/99
CALL EPITOPE INC           2942619GU              6,358         340                340                               340
   7.500000 07/17/99
                                           ------------
                                                 52,338

EQUITY PUT OPTIONS
                                           ------------

                                           ============
                                            122,549,540